Cash and balances with central banks	12 Months Ended
Dec. 31, 2018
Cash and balances with central banks [abstract]
Cash and balances with central banks
2.1.2 Notes to the Consolidated statement of financial position

Assets
2 Cash and balances with central banks

Cash and balances with central banks
	2018	2017
Amounts held at central banks	47,655	19,687
Cash and bank balances	2,333	2,302
	49,987	21,989

In 2018, the movement in Cash and balances with central banks reflects ING’s active liquidity management. Amounts held at central banks reflect on demand balances.

Reference is made to Note 43 ‘Assets not freely disposable’ for restrictions on Cash balances with central banks.